EMPLOYEE SHARE OPTIONS (Schedule of Share-Based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 General and Administration Expenses [Member] USD ($)	Dec. 31, 2012 General and Administration Expenses [Member] CNY	Dec. 31, 2011 General and Administration Expenses [Member] CNY	Dec. 31, 2010 General and Administration Expenses [Member] CNY	Dec. 31, 2012 Selling Expenses [Member] USD ($)	Dec. 31, 2012 Selling Expenses [Member] CNY	Dec. 31, 2011 Selling Expenses [Member] CNY	Dec. 31, 2010 Selling Expenses [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,458	9,084	9,234	9,571	$ 1,087	6,776	6,876	7,046	$ 371	2,308	2,358	2,525